   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2009

                                                              FILE NO. 333-88261

                                                                       811-07271

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 47                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on February 12, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 21 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 (File No. 333-88261), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement dated February 12, 2009 to the Prospectus is included in Part A and a Supplement to the Statement of Additional Information is included in Part B of this Post-Effective Amendment. This Post-Effective Amendment No. 21 does not supercede Post-Effective Amendment No. 18 filed on April 9, 2008.

                                     PART A

             SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR PROSPECTUS

Putman VT New Value Fund (Class IA) ("Merging Fund") is scheduled to merge into the Putnam VT Equity Income Fund (Class IA) ("Surviving Fund") effective on February 13, 2009. The Surviving Fund is added to the variable product solely to receive the assets of the Merging Fund. No new premiums or policy value may be allocated or transferred to the Merging Fund.

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSE" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUND IS ADDED IN ALPHABETICAL
ORDER:

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND                       FEE               FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund          0.650%              N/A              0.120%              0.120%
 --Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Putnam VT Equity Income Fund          0.890%                N/A                0.890%
 --Class IA

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVE IS ADDED IN ALPHABETICAL ORDER TO THE TABLE:

FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --      Capital Growth and current income    Putnam Investment Management, LLC
Class IA

The following language is added to your prospectus under the section entitled "Financial Transactions:"

We have incorporated by reference the annual report for the Hartford Life Insurance Company on Form 10-K for the year ended December 31, 2008 in the SAI.

We have included the unaudited quarterly financial information for the Hartford Life Insurance Company Separate Account VL II for the period ended September 30, 2008 in the SAI. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial information and assumes no responsibility for them.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7913

                                     PART B

 SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following language is added as a second paragraph under the section entitled "Experts:"

The financial statements and financial statement schedules incorporated in this Statement of Additional Information by reference from the Annual Report on Form 10-K of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7907

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL           SMALL/MID-CAP
                                    VALUE PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         50,592                  5,441
                                     ============             ==========
  Cost                                 $1,208,028                $92,339
                                     ============             ==========
  Market Value                           $776,085                $73,557
 Due from Hartford Life
  Insurance Company                         2,426                     24
 Receivable from fund shares
  sold                                         --                     --
 Other assets                                  --                     --
                                     ------------             ----------
 Total Assets                             778,511                 73,581
                                     ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                     --
 Payable for fund shares
  purchased                                 2,426                     24
 Other liabilities                             --                     --
                                     ------------             ----------
 Total Liabilities                          2,426                     24
                                     ------------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $776,085                $73,557
                                     ============             ==========

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS       AIM V.I.            AIM V.I.            AIM V.I.
                                   INTERNATIONAL           CAPITAL               CORE           INTERNATIONAL
                                 GROWTH PORTFOLIO     APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,118                 5,589               4,465                 686
                                    ==========            ==========          ==========          ==========
  Cost                                $138,378              $140,238            $121,684             $18,948
                                    ==========            ==========          ==========          ==========
  Market Value                        $100,218              $120,725            $114,972             $17,113
 Due from Hartford Life
  Insurance Company                         24                    --                  --               2,402
 Receivable from fund shares
  sold                                      --                    --                  --                  --
 Other assets                               --                    --                  --                  --
                                    ----------            ----------          ----------          ----------
 Total Assets                          100,242               120,725             114,972              19,515
                                    ----------            ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                  --                  --
 Payable for fund shares
  purchased                                 24                    --                  --               2,402
 Other liabilities                          --                    --                  --                  --
                                    ----------            ----------          ----------          ----------
 Total Liabilities                          24                    --                  --               2,402
                                    ----------            ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $100,218              $120,725            $114,972             $17,113
                                    ==========            ==========          ==========          ==========

                                    AIM V.I.            AIM V.I.            AIM V.I.
                                  MID CAP CORE         SMALL CAP            CAPITAL
                                  EQUITY FUND         EQUITY FUND       DEVELOPMENT FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     33,011               7,477               6,706
                                   ==========          ==========          ==========
  Cost                               $427,423            $119,294            $132,985
                                   ==========          ==========          ==========
  Market Value                       $442,349            $104,681             $93,143
 Due from Hartford Life
  Insurance Company                        --                  24                  --
 Receivable from fund shares
  sold                                     --                  --                  --
 Other assets                              --                  --                  --
                                   ----------          ----------          ----------
 Total Assets                         442,349             104,705              93,143
                                   ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --                  --
 Payable for fund shares
  purchased                                --                  24                  --
 Other liabilities                         --                  --                  --
                                   ----------          ----------          ----------
 Total Liabilities                         --                  24                  --
                                   ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $442,349            $104,681             $93,143
                                   ==========          ==========          ==========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                  AMERICAN FUNDS           GLOBAL
                                      GLOBAL             GROWTH AND
                                     BOND FUND           INCOME FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        51                   43
                                       =====                =====
  Cost                                  $556                 $423
                                       =====                =====
  Market Value                          $544                 $373
 Due from Hartford Life
  Insurance Company                       --                   --
 Receivable from fund shares
  sold                                    --                   --
 Other assets                             --                   --
                                       -----                -----
 Total Assets                            544                  373
                                       -----                -----
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                   --
 Payable for fund shares
  purchased                               --                   --
 Other liabilities                        --                   --
                                       -----                -----
 Total Liabilities                        --                   --
                                       -----                -----
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $544                 $373
                                       =====                =====

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS            BLUE CHIP                                     AMERICAN FUNDS
                                       ASSET                 INCOME AND            AMERICAN FUNDS              GLOBAL
                                  ALLOCATION FUND           GROWTH FUND              BOND FUND              GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       480,547                 170,140                 206,693                 128,612
                                    ============            ============            ============            ============
  Cost                                $7,410,286              $1,615,350              $2,333,833              $2,120,359
                                    ============            ============            ============            ============
  Market Value                        $7,131,324              $1,463,204              $2,120,671              $2,286,717
 Due from Hartford Life
  Insurance Company                           --                      --                       1                      22
 Receivable from fund shares
  sold                                         1                      --                      --                      --
 Other assets                                 --                      --                      --                       1
                                    ------------            ------------            ------------            ------------
 Total Assets                          7,131,325               1,463,204               2,120,672               2,286,740
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            1                      --                      --                      --
 Payable for fund shares
  purchased                                   --                      --                       1                      22
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                             1                      --                       1                      22
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $7,131,324              $1,463,204              $2,120,671              $2,286,718
                                    ============            ============            ============            ============


                                   AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                     GROWTH FUND           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        216,848                  254,822                  303,762
                                    =============             ============             ============
  Cost                                $10,698,930               $8,250,668               $5,521,199
                                    =============             ============             ============
  Market Value                         $9,862,227               $8,029,433               $4,799,432
 Due from Hartford Life
  Insurance Company                         5,203                       62                    3,234
 Receivable from fund shares
  sold                                         --                       --                       --
 Other assets                                   2                        1                       --
                                    -------------             ------------             ------------
 Total Assets                           9,867,432                8,029,496                4,802,666
                                    -------------             ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --                       --
 Payable for fund shares
  purchased                                 5,203                       62                    3,234
 Other liabilities                             --                       --                       --
                                    -------------             ------------             ------------
 Total Liabilities                          5,203                       62                    3,234
                                    -------------             ------------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $9,862,229               $8,029,434               $4,799,432
                                    =============             ============             ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL SMALL
                                    NEW WORLD FUND       CAPITALIZATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         86,662                 173,261
                                     ============            ============
  Cost                                 $1,522,085              $2,823,460
                                     ============            ============
  Market Value                         $1,528,719              $2,780,833
 Due from Hartford Life
  Insurance Company                        24,722                       7
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,553,441               2,780,840
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                24,722                       7
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                         24,722                       7
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,528,719              $2,780,833
                                     ============            ============

-------------------------------------------------------------------------------

                                 FIDELITY VIP            FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                ASSET MANAGER            EQUITY-INCOME             GROWTH               CONTRAFUND
                                  PORTFOLIO                PORTFOLIO              PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     61,781                  490,992                 16                    66,209
                                 ============            =============              =====              ============
  Cost                             $1,018,945              $11,391,472               $556                $1,859,003
                                 ============            =============              =====              ============
  Market Value                       $777,210               $8,891,694               $523                $1,319,545
 Due from Hartford Life
  Insurance Company                         2                    1,141                 --                       113
 Receivable from fund
  shares sold                              --                       --                 --                        --
 Other assets                              --                       --                 --                        --
                                 ------------            -------------              -----              ------------
 Total Assets                         777,212                8,892,835                523                 1,319,658
                                 ------------            -------------              -----              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                       --                 --                        --
 Payable for fund shares
  purchased                                 2                    1,141                 --                       113
 Other liabilities                         --                       --                 --                        --
                                 ------------            -------------              -----              ------------
 Total Liabilities                          2                    1,141                 --                       113
                                 ------------            -------------              -----              ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities               $777,210               $8,891,694               $523                $1,319,545
                                 ============            =============              =====              ============

                                FIDELITY VIP           FIDELITY VIP              FRANKLIN
                                  OVERSEAS               MID CAP                  INCOME
                                 PORTFOLIO              PORTFOLIO            SECURITIES FUND
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   49,841                  31,464                 126,238
                                 ==========            ============            ============
  Cost                             $949,752              $1,059,561              $2,153,787
                                 ==========            ============            ============
  Market Value                     $797,451                $748,523              $1,649,928
 Due from Hartford Life
  Insurance Company                      --                   1,755                      45
 Receivable from fund
  shares sold                             3                      --                      --
 Other assets                            --                      --                      --
                                 ----------            ------------            ------------
 Total Assets                       797,454                 750,278               1,649,973
                                 ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       3                      --                      --
 Payable for fund shares
  purchased                              --                   1,755                      45
 Other liabilities                       --                      --                      --
                                 ----------            ------------            ------------
 Total Liabilities                        3                   1,755                      45
                                 ----------            ------------            ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $797,451                $748,523              $1,649,928
                                 ==========            ============            ============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       FRANKLIN              FRANKLIN
                                      SMALL CAP              STRATEGIC
                                        VALUE                 INCOME
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         81,844                4,938
                                     ============            =========
  Cost                                 $1,034,002              $58,540
                                     ============            =========
  Market Value                         $1,188,379              $55,551
 Due from Hartford Life
  Insurance Company                         1,755                3,790
 Receivable from fund shares
  sold                                         --                   --
 Other assets                                  --                   --
                                     ------------            ---------
 Total Assets                           1,190,134               59,341
                                     ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                   --
 Payable for fund shares
  purchased                                 1,755                3,790
 Other liabilities                             --                   --
                                     ------------            ---------
 Total Liabilities                          1,755                3,790
                                     ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,188,379              $55,551
                                     ============            =========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                         TEMPLETON
                                                        DEVELOPING          TEMPLETON          TEMPLETON
                                  MUTUAL SHARES           MARKETS            FOREIGN             GROWTH
                                 SECURITIES FUND      SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     102,502                413                196               8,321
                                    ==========            =======            =======            ========
  Cost                              $1,846,312             $3,751             $2,996            $123,631
                                    ==========            =======            =======            ========
  Market Value                      $1,530,355             $3,544             $2,631             $87,038
 Due from Hartford Life
  Insurance Company                      4,990                 --                 --                  --
 Receivable from fund shares
  sold                                      --                 --                 --                  --
 Other assets                               --                 --                 --                  --
                                    ----------            -------            -------            --------
 Total Assets                        1,535,345              3,544              2,631              87,038
                                    ----------            -------            -------            --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                 --                 --                  --
 Payable for fund shares
  purchased                              4,990                 --                 --                  --
 Other liabilities                          --                 --                 --                  --
                                    ----------            -------            -------            --------
 Total Liabilities                       4,990                 --                 --                  --
                                    ----------            -------            -------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $1,530,355             $3,544             $2,631             $87,038
                                    ==========            =======            =======            ========


                                                       TEMPLETON        HARTFORD
                                MUTUAL DISCOVERY     GLOBAL INCOME      ADVISERS
                                SECURITIES FUND     SECURITIES FUND     HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    25,656              35,498           572,416
                                    ========            ========       ===========
  Cost                              $563,954            $608,758       $14,526,672
                                    ========            ========       ===========
  Market Value                      $469,758            $583,940        $9,757,382
 Due from Hartford Life
  Insurance Company                       --                  36                 9
 Receivable from fund shares
  sold                                    --                  --                --
 Other assets                             --                  --                --
                                    --------            --------       -----------
 Total Assets                        469,758             583,976         9,757,391
                                    --------            --------       -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                  --                --
 Payable for fund shares
  purchased                               --                  36                 9
 Other liabilities                        --                  --                --
                                    --------            --------       -----------
 Total Liabilities                        --                  36                 9
                                    --------            --------       -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $469,758            $583,940        $9,757,382
                                    ========            ========       ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD       HARTFORD
                                    TOTAL         CAPITAL
                                 RETURN BOND   APPRECIATION
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  1,188,016        771,527
                                =============  =============
  Cost                            $13,486,040    $36,014,977
                                =============  =============
  Market Value                    $12,540,162    $27,108,358
 Due from Hartford Life
  Insurance Company                     5,712             --
 Receivable from fund shares
  sold                                     --         18,766
 Other assets                               1             --
                                -------------  -------------
 Total Assets                      12,545,875     27,127,124
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --         18,766
 Payable for fund shares
  purchased                             5,712             --
 Other liabilities                         --              1
                                -------------  -------------
 Total Liabilities                      5,712         18,767
                                -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $12,540,163    $27,108,357
                                =============  =============

-------------------------------------------------------------------------------

                                 HARTFORD          HARTFORD
                                 DIVIDEND           GLOBAL               HARTFORD              HARTFORD
                                AND GROWTH         ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                 HLS FUND          HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT (A)(B)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   645,742             987                  637                    543
                               =============       =========              =======              =========
  Cost                           $12,461,603         $11,411               $6,008                 $7,261
                               =============       =========              =======              =========
  Market Value                   $11,788,036         $10,421               $5,214                 $7,616
 Due from Hartford Life
  Insurance Company                        2              --                   --                  3,693
 Receivable from fund shares
  sold                                    --              --                   --                     --
 Other assets                              1              --                   --                     --
                               -------------       ---------              -------              ---------
 Total Assets                     11,788,039          10,421                5,214                 11,309
                               -------------       ---------              -------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --              --                   --                     --
 Payable for fund shares
  purchased                                2              --                   --                  3,693
 Other liabilities                        --              --                   --                     --
                               -------------       ---------              -------              ---------
 Total Liabilities                         2              --                   --                  3,693
                               -------------       ---------              -------              ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $11,788,037         $10,421               $5,214                 $7,616
                               =============       =========              =======              =========

                                     HARTFORD              HARTFORD
                                   DISCIPLINED              GROWTH              HARTFORD
                                      EQUITY            OPPORTUNITIES          HIGH YIELD
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      70,376                26,653                 183
                                    ==========            ==========             =======
  Cost                                $833,110              $816,393              $1,565
                                    ==========            ==========             =======
  Market Value                        $764,639              $612,929              $1,473
 Due from Hartford Life
  Insurance Company                      6,284                 1,297                  --
 Receivable from fund shares
  sold                                      --                    --                  --
 Other assets                               --                    --                  --
                                    ----------            ----------             -------
 Total Assets                          770,923               614,226               1,473
                                    ----------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                  --
 Payable for fund shares
  purchased                              6,284                 1,297                  --
 Other liabilities                          --                    --                  --
                                    ----------            ----------             -------
 Total Liabilities                       6,284                 1,297                  --
                                    ----------            ----------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $764,639              $612,929              $1,473
                                    ==========            ==========             =======

(a)  From inception May 1, 2008 to September 30, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                     HARTFORD
                                  HARTFORD        INTERNATIONAL
                                    INDEX         SMALL COMPANY
                                  HLS FUND           HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    430,634           33,617
                                =============       ==========
  Cost                            $12,109,661         $492,906
                                =============       ==========
  Market Value                    $10,782,377         $334,177
 Due from Hartford Life
  Insurance Company                        --               --
 Receivable from fund shares
  sold                                     10               --
 Other assets                              --               --
                                -------------       ----------
 Total Assets                      10,782,387          334,177
                                -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        10               --
 Payable for fund shares
  purchased                                --               --
 Other liabilities                          1               --
                                -------------       ----------
 Total Liabilities                         11               --
                                -------------       ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $10,782,376         $334,177
                                =============       ==========

-------------------------------------------------------------------------------

                                      HARTFORD
                                   INTERNATIONAL              HARTFORD                HARTFORD                HARTFORD
                                   OPPORTUNITIES               MIDCAP               MIDCAP VALUE            MONEY MARKET
                                      HLS FUND                HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       606,371                 195,910                 131,875               10,220,534
                                    ============            ============            ============            =============
  Cost                                $8,087,540              $4,158,167              $1,574,476              $10,220,534
                                    ============            ============            ============            =============
  Market Value                        $6,348,818              $4,177,771                $980,808              $10,220,534
 Due from Hartford Life
  Insurance Company                        3,149                      27                      --                       --
 Receivable from fund shares
  sold                                        --                      --                      --                   35,916
 Other assets                                 --                      --                      --                        2
                                    ------------            ------------            ------------            -------------
 Total Assets                          6,351,967               4,177,798                 980,808               10,256,452
                                    ------------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --                      --                   35,916
 Payable for fund shares
  purchased                                3,149                      27                      --                       --
 Other liabilities                            --                      --                      --                       --
                                    ------------            ------------            ------------            -------------
 Total Liabilities                         3,149                      27                      --                   35,916
                                    ------------            ------------            ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $6,348,818              $4,177,771                $980,808              $10,220,536
                                    ============            ============            ============            =============


                                      HARTFORD               HARTFORD          HARTFORD
                                   SMALL COMPANY         SMALLCAP GROWTH         STOCK
                                      HLS FUND               HLS FUND          HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       272,688                  2                345,855
                                    ============               ====          =============
  Cost                                $4,214,762                $37            $18,347,031
                                    ============               ====          =============
  Market Value                        $4,071,608                $38            $12,168,503
 Due from Hartford Life
  Insurance Company                           --                 --                     --
 Receivable from fund shares
  sold                                         1                 --                 16,275
 Other assets                                 --                 --                      1
                                    ------------               ----          -------------
 Total Assets                          4,071,609                 38             12,184,779
                                    ------------               ----          -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            1                 --                 16,275
 Payable for fund shares
  purchased                                   --                 --                     --
 Other liabilities                            --                 --                     --
                                    ------------               ----          -------------
 Total Liabilities                             1                 --                 16,275
                                    ------------               ----          -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $4,071,608                $38            $12,168,504
                                    ============               ====          =============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       HARTFORD               HARTFORD
                                   U.S. GOVERNMENT             VALUE
                                      SECURITIES           OPPORTUNITIES
                                       HLS FUND               HLS FUND
                                  SUB-ACCOUNT (A)(C)        SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        119,826                48,283
                                     ============            ==========
  Cost                                 $1,285,191              $753,752
                                     ============            ==========
  Market Value                         $1,282,673              $542,986
 Due from Hartford Life
  Insurance Company                         7,374                    --
 Receivable from fund shares
  sold                                      7,374                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           1,297,421               542,986
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         7,374                    --
 Payable for fund shares
  purchased                                 7,374                    --
 Other liabilities                              1                    --
                                     ------------            ----------
 Total Liabilities                         14,749                    --
                                     ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,282,672              $542,986
                                     ============            ==========

(a)  From inception May 1, 2008 to September 30, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

-------------------------------------------------------------------------------

                                   LORD ABBETT           LORD ABBETT           LORD ABBETT
                                 AMERICA'S VALUE       BOND-DEBENTURE            GROWTH &           MFS INVESTORS
                                    PORTFOLIO             PORTFOLIO            INCOME FUND          TRUST SERIES
                                   SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      6,076                 1,872                  5,440                1,446
                                    =========             =========             ==========            =========
  Cost                                $86,657               $21,345               $152,147              $28,788
                                    =========             =========             ==========            =========
  Market Value                        $74,795               $20,175               $120,766              $26,648
 Due from Hartford Life
  Insurance Company                       113                 2,311                     --                   --
 Receivable from fund shares
  sold                                     --                    --                     --                   --
 Other assets                              --                    --                     --                   --
                                    ---------             ---------             ----------            ---------
 Total Assets                          74,908                22,486                120,766               26,648
                                    ---------             ---------             ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                    --                     --                   --
 Payable for fund shares
  purchased                               113                 2,311                     --                   --
 Other liabilities                         --                    --                     --                   --
                                    ---------             ---------             ----------            ---------
 Total Liabilities                        113                 2,311                     --                   --
                                    ---------             ---------             ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $74,795               $20,175               $120,766              $26,648
                                    =========             =========             ==========            =========


                                     MFS NEW              MFS TOTAL              MFS VALUE
                                DISCOVERY SERIES        RETURN SERIES             SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,484                  95,310                1,782
                                    =========            ============            =========
  Cost                                $59,654              $1,975,708              $22,605
                                    =========            ============            =========
  Market Value                        $50,891              $1,668,881              $21,488
 Due from Hartford Life
  Insurance Company                        --                      --                5,637
 Receivable from fund shares
  sold                                     --                      --                   --
 Other assets                              --                      --                   --
                                    ---------            ------------            ---------
 Total Assets                          50,891               1,668,881               27,125
                                    ---------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      --                   --
 Payable for fund shares
  purchased                                --                      --                5,637
 Other liabilities                         --                      --                   --
                                    ---------            ------------            ---------
 Total Liabilities                         --                      --                5,637
                                    ---------            ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $50,891              $1,668,881              $21,488
                                    =========            ============            =========

(a)  From inception May 1, 2008 to September 30, 2008.

(d) Funded as of July 29, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  VAN KAMPEN --       VAN KAMPEN --
                                   UIF MID CAP           UIF U.S.
                                      GROWTH          MID CAP VALUE
                                    PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         850              11,899
                                    ==========          ==========
  Cost                                  $7,113            $181,863
                                    ==========          ==========
  Market Value                          $6,631            $127,083
 Due from Hartford Life
  Insurance Company                      1,294                  --
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                  --
                                    ----------          ----------
 Total Assets                            7,925             127,083
                                    ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                  --
 Payable for fund shares
  purchased                              1,294                  --
 Other liabilities                          --                  --
                                    ----------          ----------
 Total Liabilities                       1,294                  --
                                    ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $6,631            $127,083
                                    ==========          ==========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                                                              OPPENHEIMER
                                  OPPENHEIMER         OPPENHEIMER         OPPENHEIMER         MAIN STREET
                                    CAPITAL        GLOBAL SECURITIES      MAIN STREET          SMALL CAP
                               APPRECIATION FUND        FUND/VA             FUND/VA             FUND/VA
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,870              17,248                 638                 666
                                   ==========          ==========          ==========          ==========
  Cost                               $106,285            $595,561             $15,193             $10,261
                                   ==========          ==========          ==========          ==========
  Market Value                       $101,029            $439,986             $11,838              $9,654
 Due from Hartford Life
  Insurance Company                        --                  --                  --               2,402
 Receivable from fund shares
  sold                                     --                  --                  --                  --
 Other assets                              --                  --                  --                  --
                                   ----------          ----------          ----------          ----------
 Total Assets                         101,029             439,986              11,838              12,056
                                   ----------          ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --                  --                  --
 Payable for fund shares
  purchased                                --                  --                  --               2,402
 Other liabilities                         --                  --                  --                  --
                                   ----------          ----------          ----------          ----------
 Total Liabilities                         --                  --                  --               2,402
                                   ----------          ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $101,029            $439,986             $11,838              $9,654
                                   ==========          ==========          ==========          ==========


                                   PUTNAM VT           PUTNAM VT            PUTNAM VT
                                  DIVERSIFIED         GLOBAL ASSET            GLOBAL
                                  INCOME FUND       ALLOCATION FUND        EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     16,093              53,043               314,751
                                   ==========          ==========          ============
  Cost                               $162,295            $900,070            $5,493,285
                                   ==========          ==========          ============
  Market Value                       $117,108            $716,617            $3,213,604
 Due from Hartford Life
  Insurance Company                     3,605                  --                    --
 Receivable from fund shares
  sold                                     --                  --                    --
 Other assets                              --                  --                    --
                                   ----------          ----------          ------------
 Total Assets                         120,713             716,617             3,213,604
                                   ----------          ----------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --                    --
 Payable for fund shares
  purchased                             3,605                  --                    --
 Other liabilities                         --                  --                    --
                                   ----------          ----------          ------------
 Total Liabilities                      3,605                  --                    --
                                   ----------          ----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $117,108            $716,617            $3,213,604
                                   ==========          ==========          ============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  PUTNAM VT         PUTNAM VT
                                 GROWTH AND           HEALTH
                                 INCOME FUND      SCIENCES FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    433,052            9,953
                                =============       ==========
  Cost                            $10,740,341         $104,448
                                =============       ==========
  Market Value                     $6,357,155         $131,186
 Due from Hartford Life
  Insurance Company                        --               --
 Receivable from fund shares
  sold                                 16,334               --
 Other assets                              --               --
                                -------------       ----------
 Total Assets                       6,373,489          131,186
                                -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    16,334               --
 Payable for fund shares
  purchased                                --               --
 Other liabilities                         --               --
                                -------------       ----------
 Total Liabilities                     16,334               --
                                -------------       ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $6,357,155         $131,186
                                =============       ==========

-------------------------------------------------------------------------------

                                                                             PUTNAM VT
                                    PUTNAM VT                              INTERNATIONAL         PUTNAM VT
                                      HIGH               PUTNAM VT          GROWTH AND         INTERNATIONAL
                                   YIELD FUND           INCOME FUND         INCOME FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     393,347              230,742              7,883              165,937
                                   ===========          ===========          =========          ===========
  Cost                              $4,407,598           $2,900,758           $111,323           $2,811,203
                                   ===========          ===========          =========          ===========
  Market Value                      $2,434,630           $2,526,296            $73,940           $1,851,353
 Due from Hartford Life
  Insurance Company                         --                   --                 --                   --
 Receivable from fund shares
  sold                                      --                   --                 --                   --
 Other assets                               --                   --                 --                   --
                                   -----------          -----------          ---------          -----------
 Total Assets                        2,434,630            2,526,296             73,940            1,851,353
                                   -----------          -----------          ---------          -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   --                 --                   --
 Payable for fund shares
  purchased                                 --                   --                 --                   --
 Other liabilities                          --                   --                 --                   --
                                   -----------          -----------          ---------          -----------
 Total Liabilities                          --                   --                 --                   --
                                   -----------          -----------          ---------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $2,434,630           $2,526,296            $73,940           $1,851,353
                                   ===========          ===========          =========          ===========


                                    PUTNAM VT                            PUTNAM VT
                                INTERNATIONAL NEW       PUTNAM VT          MONEY
                               OPPORTUNITIES FUND    INVESTORS FUND     MARKET FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,308               6,330            501
                                    =========           =========          =====
  Cost                                $18,941             $60,181           $501
                                    =========           =========          =====
  Market Value                        $18,613             $56,340           $501
 Due from Hartford Life
  Insurance Company                        --                  --             --
 Receivable from fund shares
  sold                                     --                  --             --
 Other assets                              --                  --             --
                                    ---------           ---------          -----
 Total Assets                          18,613              56,340            501
                                    ---------           ---------          -----
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --             --
 Payable for fund shares
  purchased                                --                  --             --
 Other liabilities                         --                  --             --
                                    ---------           ---------          -----
 Total Liabilities                         --                  --             --
                                    ---------           ---------          -----
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $18,613             $56,340           $501
                                    =========           =========          =====

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT              PUTNAM VT
                                         NEW                    NEW
                                  OPPORTUNITIES FUND         VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        216,380                20,022
                                     ============            ==========
  Cost                                 $3,902,688              $231,744
                                     ============            ==========
  Market Value                         $3,667,102              $176,791
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                     15,500                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           3,682,602               176,791
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        15,500                    --
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                         15,500                    --
                                     ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,667,102              $176,791
                                     ============            ==========

-------------------------------------------------------------------------------

                                    PUTNAM VT             PUTNAM VT               PUTNAM VT               PUTNAM VT
                                  OTC & EMERGING          SMALL CAP           THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                   GROWTH FUND            VALUE FUND           FUND OF BOSTON            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       9,957                10,262                  6,946                   30,555
                                    ==========            ==========              =========               ==========
  Cost                                $143,181              $211,346                $68,953                 $454,052
                                    ==========            ==========              =========               ==========
  Market Value                         $61,334              $122,934                $55,016                 $482,471
 Due from Hartford Life
  Insurance Company                         --                    --                     --                       --
 Receivable from fund shares
  sold                                      --                    --                     --                       --
 Other assets                               --                    --                     --                       --
                                    ----------            ----------              ---------               ----------
 Total Assets                           61,334               122,934                 55,016                  482,471
                                    ----------            ----------              ---------               ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                     --                       --
 Payable for fund shares
  purchased                                 --                    --                     --                       --
 Other liabilities                          --                    --                     --                       --
                                    ----------            ----------              ---------               ----------
 Total Liabilities                          --                    --                     --                       --
                                    ----------            ----------              ---------               ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $61,334              $122,934                $55,016                 $482,471
                                    ==========            ==========              =========               ==========

                                                                                   PUTNAM VT
                                    PUTNAM VT              PUTNAM VT                CAPITAL
                                    VISTA FUND            VOYAGER FUND         OPPORTUNITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,758                 226,954                 20,018
                                    ==========            ============             ==========
  Cost                                $156,598              $7,779,805               $293,804
                                    ==========            ============             ==========
  Market Value                         $78,327              $5,732,807               $234,416
 Due from Hartford Life
  Insurance Company                         --                      --                     --
 Receivable from fund shares
  sold                                      --                  15,367                     --
 Other assets                               --                      --                     --
                                    ----------            ------------             ----------
 Total Assets                           78,327               5,748,174                234,416
                                    ----------            ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                  15,367                     --
 Payable for fund shares
  purchased                                 --                      --                     --
 Other liabilities                          --                      --                     --
                                    ----------            ------------             ----------
 Total Liabilities                          --                  15,367                     --
                                    ----------            ------------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $78,327              $5,732,807               $234,416
                                    ==========            ============             ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                         VAN KAMPEN LIT
                                     PUTNAM VT             GROWTH AND           VAN KAMPEN LIT
                                       EQUITY                INCOME                COMSTOCK
                                    INCOME FUND            PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       22,347                  2                    109,971
                                     ==========               ====               ============
  Cost                                 $268,043                $41                 $1,429,857
                                     ==========               ====               ============
  Market Value                         $266,602                $40                 $1,173,388
 Due from Hartford Life
  Insurance Company                          --                 --                         --
 Receivable from fund shares
  sold                                       --                 --                         --
 Other assets                                --                 --                         --
                                     ----------               ----               ------------
 Total Assets                           266,602                 40                  1,173,388
                                     ----------               ----               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                 --                         --
 Payable for fund shares
  purchased                                  --                 --                         --
 Other liabilities                           --                 --                         --
                                     ----------               ----               ------------
 Total Liabilities                           --                 --                         --
                                     ----------               ----               ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $266,602                $40                 $1,173,388
                                     ==========               ====               ============

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                      INTERNATIONAL              SMALL/MID-CAP
                                     VALUE PORTFOLIO            VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $7,311                    $1,418
                                       -----------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (2,274)                  (53,815)
 Net realized gain on
  distributions                             52,302                    33,394
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                  (435,876)                   10,729
                                       -----------                 ---------
  Net gain (loss) on
   investments                            (385,848)                   (9,692)
                                       -----------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(378,537)                  $(8,274)
                                       ===========                 =========

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS       AIM V.I.           AIM V.I.          AIM V.I.
                                   INTERNATIONAL            CAPITAL             CORE         INTERNATIONAL
                                  GROWTH PORTFOLIO     APPRECIATION FUND    EQUITY FUND       GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --              $ --              $ --
                                     ---------             ---------          --------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (90)                  (46)              (48)              (15)
 Net realized gain on
  distributions                          1,866                    --                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (35,546)              (41,133)           (8,066)           (1,835)
                                     ---------             ---------          --------          --------
  Net gain (loss) on
   investments                         (33,770)              (41,179)           (8,114)           (1,850)
                                     ---------             ---------          --------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(33,770)             $(41,179)          $(8,114)          $(1,850)
                                     =========             =========          ========          ========

                                   AIM V.I.           AIM V.I.          AIM V.I.
                                 MID CAP CORE        SMALL CAP           CAPITAL
                                  EQUITY FUND       EQUITY FUND     DEVELOPMENT FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --              $ --               $ --
                                   ---------          --------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (2,232)              (13)               101
 Net realized gain on
  distributions                           --                --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (37,287)           (9,790)           (32,057)
                                   ---------          --------          ---------
  Net gain (loss) on
   investments                       (39,519)           (9,803)           (31,956)
                                   ---------          --------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(39,519)          $(9,803)          $(31,956)
                                   =========          ========          =========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                  AMERICAN FUNDS           GLOBAL
                                      GLOBAL             GROWTH AND
                                     BOND FUND           INCOME FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $ --
                                       -----                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                   (3)
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (12)                 (50)
                                       -----                -----
  Net gain (loss) on
   investments                           (12)                 (53)
                                       -----                -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $(12)                $(53)
                                       =====                =====

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                AMERICAN FUNDS            BLUE CHIP                                  AMERICAN FUNDS
                                    ASSET                INCOME AND           AMERICAN FUNDS             GLOBAL
                               ALLOCATION FUND           GROWTH FUND             BOND FUND             GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $33,514                 $6,599                $26,023                 $4,501
                                 ------------            -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (7,857)                (1,870)               (18,332)                (3,629)
 Net realized gain on
  distributions                       305,754                113,222                  7,475                207,175
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                           (1,651,256)              (474,188)              (161,177)              (879,576)
                                 ------------            -----------            -----------            -----------
  Net gain (loss) on
   investments                     (1,353,359)              (362,836)              (172,034)              (676,030)
                                 ------------            -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                $(1,319,845)             $(356,237)             $(146,011)             $(671,529)
                                 ============            ===========            ===========            ===========


                                AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH FUND           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $10,271                  $28,773                   $8,689
                                 -------------             ------------             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (17,385)                  (2,062)                 (14,687)
 Net realized gain on
  distributions                      1,236,528                  575,467                  742,622
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (4,385,823)              (2,654,725)              (2,506,603)
                                 -------------             ------------             ------------
  Net gain (loss) on
   investments                      (3,166,680)              (2,081,320)              (1,778,668)
                                 -------------             ------------             ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(3,156,409)             $(2,052,547)             $(1,769,979)
                                 =============             ============             ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS         GLOBAL SMALL
                                  NEW WORLD FUND      CAPITALIZATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,090                   $ --
                                     ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,555)               (11,686)
 Net realized gain on
  distributions                        132,961                442,826
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (637,456)            (1,756,541)
                                     ---------            -----------
  Net gain (loss) on
   investments                        (508,050)            (1,325,401)
                                     ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(502,960)           $(1,325,401)
                                     =========            ===========

-------------------------------------------------------------------------------

                                  FIDELITY VIP          FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                  ASSET MANAGER         EQUITY-INCOME          GROWTH           CONTRAFUND
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $ --             $ --                 $152
                                    ---------            -----------            -----            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    99                (12,927)              --              (12,715)
 Net realized gain on
  distributions                        86,327                  9,806               --               19,805
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (236,169)            (2,843,948)             (33)            (398,310)
                                    ---------            -----------            -----            ---------
  Net gain (loss) on
   investments                       (149,743)            (2,847,069)             (33)            (391,220)
                                    ---------            -----------            -----            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(149,743)           $(2,847,069)            $(33)           $(391,068)
                                    =========            ===========            =====            =========

                                  FIDELITY VIP         FIDELITY VIP           FRANKLIN
                                    OVERSEAS              MID CAP              INCOME
                                    PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $1,239              $90,852
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,277)              (6,403)                (426)
 Net realized gain on
  distributions                       134,462              154,540               38,042
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (483,583)            (367,561)            (499,290)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                       (356,398)            (219,424)            (461,674)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(356,398)           $(218,185)           $(370,822)
                                    =========            =========            =========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      FRANKLIN              FRANKLIN
                                      SMALL CAP            STRATEGIC
                                        VALUE                INCOME
                                   SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (A)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $13,766                $ --
                                     -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (6,209)                (17)
 Net realized gain on
  distributions                           95,339                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (206,157)             (2,989)
                                     -----------            --------
  Net gain (loss) on
   investments                          (117,027)             (3,006)
                                     -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(103,261)            $(3,006)
                                     ===========            ========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING          TEMPLETON            TEMPLETON
                                   MUTUAL SHARES           MARKETS             FOREIGN              GROWTH
                                  SECURITIES FUND      SECURITIES FUND     SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $48,226               $ --                $ --                $1,436
                                    -----------             ------              ------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (32,928)                --                  (4)                  (56)
 Net realized gain on
  distributions                          68,594                 --                  --                 5,657
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (496,746)              (207)               (365)              (34,653)
                                    -----------             ------              ------             ---------
  Net gain (loss) on
   investments                         (461,080)              (207)               (369)              (29,052)
                                    -----------             ------              ------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(412,854)             $(207)              $(369)             $(27,616)
                                    ===========             ======              ======             =========


                                                           TEMPLETON         HARTFORD
                                 MUTUAL DISCOVERY        GLOBAL INCOME       ADVISERS
                                  SECURITIES FUND       SECURITIES FUND      HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,424              $17,603             $21,260
                                    -----------            ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (5,760)                  (3)            (17,172)
 Net realized gain on
  distributions                          17,655                   --              64,357
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (109,652)             (26,029)         (2,248,591)
                                    -----------            ---------       -------------
  Net gain (loss) on
   investments                          (97,757)             (26,032)         (2,201,406)
                                    -----------            ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(88,333)             $(8,429)        $(2,180,146)
                                    ===========            =========       =============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     HARTFORD           HARTFORD
                                       TOTAL            CAPITAL
                                    RETURN BOND       APPRECIATION
                                     HLS FUND           HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $42,695              $2,438
                                    -----------      --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,239            (149,465)
 Net realized gain on
  distributions                              --           3,076,021
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (705,239)        (13,017,622)
                                    -----------      --------------
  Net gain (loss) on
   investments                         (696,000)        (10,091,066)
                                    -----------      --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(653,305)       $(10,088,628)
                                    ===========      ==============

-------------------------------------------------------------------------------

                                 HARTFORD              HARTFORD
                                 DIVIDEND               GLOBAL             HARTFORD            HARTFORD
                                AND GROWTH             ADVISERS         GLOBAL EQUITY       GLOBAL GROWTH
                                 HLS FUND              HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)(B)     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $14,102                 $28                $ --                $ --
                               -------------          ----------          ----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (24,821)                (14)               (325)                (21)
 Net realized gain on
  distributions                      259,961                 202                  --                 189
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (2,626,839)             (3,003)             (1,243)             (2,331)
                               -------------          ----------          ----------          ----------
  Net gain (loss) on
   investments                    (2,391,699)             (2,815)             (1,568)             (2,163)
                               -------------          ----------          ----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(2,377,597)            $(2,787)            $(1,568)            $(2,163)
                               =============          ==========          ==========          ==========

                                    HARTFORD             HARTFORD
                                   DISCIPLINED            GROWTH              HARTFORD
                                     EQUITY            OPPORTUNITIES         HIGH YIELD
                                    HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $787                  $72                $ --
                                   -----------          -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,152)             (30,861)                 --
 Net realized gain on
  distributions                         78,804               34,827                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (275,704)            (247,499)                (92)
                                   -----------          -----------          ----------
  Net gain (loss) on
   investments                        (198,052)            (243,533)                (92)
                                   -----------          -----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(197,265)           $(243,461)               $(92)
                                   ===========          ===========          ==========

(a)  From inception May 1, 2008 to September 30, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                          HARTFORD
                                  HARTFORD              INTERNATIONAL
                                    INDEX               SMALL COMPANY
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,858                   $711
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (122,879)                (6,913)
 Net realized gain on
  distributions                       175,281                 12,889
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (2,782,747)              (169,595)
                                -------------            -----------
  Net gain (loss) on
   investments                     (2,730,345)              (163,619)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(2,719,487)             $(162,908)
                                =============            ===========

-------------------------------------------------------------------------------

                                           HARTFORD
                                         INTERNATIONAL                  HARTFORD               HARTFORD               HARTFORD
                                         OPPORTUNITIES                   MIDCAP              MIDCAP VALUE           MONEY MARKET
                                           HLS FUND                     HLS FUND               HLS FUND               HLS FUND
                                          SUB-ACCOUNT                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $3,962                 $2,622                   $ --              $175,461
                                               ------------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                             (35,114)               (49,063)                (1,755)                   --
 Net realized gain on
  distributions                                     318,173                218,620                235,541                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                         (3,091,926)              (994,956)              (554,101)                   --
                                               ------------            -----------            -----------            ----------
  Net gain (loss) on
   investments                                   (2,808,867)              (825,399)              (320,315)                   --
                                               ------------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                                   $(2,804,905)             $(822,777)             $(320,315)             $175,461
                                               ============            ===========            ===========            ==========


                                      HARTFORD                HARTFORD          HARTFORD
                                    SMALL COMPANY         SMALLCAP GROWTH         STOCK
                                      HLS FUND                HLS FUND          HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $ --                $23,531
                                    -------------               ----          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (34,505)                --                (81,978)
 Net realized gain on
  distributions                            15,342                 --                 82,482
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,020,037)                 1             (4,145,129)
                                    -------------               ----          -------------
  Net gain (loss) on
   investments                         (1,039,200)                 1             (4,144,625)
                                    -------------               ----          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,039,200)                $1            $(4,121,094)
                                    =============               ====          =============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD
                                   U.S. GOVERNMENT             VALUE
                                     SECURITIES            OPPORTUNITIES
                                      HLS FUND               HLS FUND
                                 SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $55,855                 $1,242
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (177,873)                (2,532)
 Net realized gain on
  distributions                               --                  4,230
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                  86,481               (198,746)
                                     -----------            -----------
  Net gain (loss) on
   investments                           (91,392)              (197,048)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(35,537)             $(195,806)
                                     ===========            ===========

(a)  From inception May 1, 2008 to September 30, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

-------------------------------------------------------------------------------

                                   LORD ABBETT          LORD ABBETT           LORD ABBETT
                                 AMERICA'S VALUE       BOND-DEBENTURE          GROWTH &           MFS INVESTORS
                                    PORTFOLIO            PORTFOLIO            INCOME FUND          TRUST SERIES
                                   SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT        SUB-ACCOUNT (D)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $ --                  $ --                 $ --
                                    ---------             --------             ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   216                   (5)                 (506)                  (8)
 Net realized gain on
  distributions                            --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (10,398)              (1,170)              (27,306)              (2,140)
                                    ---------             --------             ---------             --------
  Net gain (loss) on
   investments                        (10,182)              (1,175)              (27,812)              (2,148)
                                    ---------             --------             ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(10,182)             $(1,175)             $(27,812)             $(2,148)
                                    =========             ========             =========             ========


                                     MFS NEW              MFS TOTAL            MFS VALUE
                                DISCOVERY SERIES        RETURN SERIES            SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $57,310                $ --
                                    ---------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   304                 (2,819)                  1
 Net realized gain on
  distributions                        10,445                113,514                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (22,185)              (391,940)             (1,117)
                                    ---------            -----------            --------
  Net gain (loss) on
   investments                        (11,436)              (281,245)             (1,116)
                                    ---------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(11,436)             $(223,935)            $(1,116)
                                    =========            ===========            ========

(a)  From inception May 1, 2008 to September 30, 2008.

(d) Funded as of July 29, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  VAN KAMPEN --        VAN KAMPEN --
                                   UIF MID CAP           UIF U.S.
                                      GROWTH           MID CAP VALUE
                                    PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $2                  $678
                                      ------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                (2,671)
 Net realized gain on
  distributions                           69                28,444
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (482)              (49,634)
                                      ------             ---------
  Net gain (loss) on
   investments                          (413)              (23,861)
                                      ------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(411)             $(23,183)
                                      ======             =========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                                                                    OPPENHEIMER
                                    OPPENHEIMER            OPPENHEIMER          OPPENHEIMER         MAIN STREET
                                      CAPITAL           GLOBAL SECURITIES       MAIN STREET          SMALL CAP
                                 APPRECIATION FUND           FUND/VA              FUND/VA             FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $5,690                $107               $ --
                                     ---------             -----------            --------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    870                    (456)                (16)                 1
 Net realized gain on
  distributions                             --                  30,510                 564                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (32,197)               (169,394)             (3,330)              (607)
                                     ---------             -----------            --------             ------
  Net gain (loss) on
   investments                         (31,327)               (139,340)             (2,782)              (606)
                                     ---------             -----------            --------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(31,327)              $(133,650)            $(2,675)             $(606)
                                     =========             ===========            ========             ======


                                    PUTNAM VT             PUTNAM VT          PUTNAM VT
                                   DIVERSIFIED          GLOBAL ASSET          GLOBAL
                                   INCOME FUND         ALLOCATION FUND      EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,957                $31,183            $100,186
                                    ---------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (16)                (1,302)            (39,227)
 Net realized gain on
  distributions                            --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (20,273)              (177,270)         (1,341,616)
                                    ---------            -----------       -------------
  Net gain (loss) on
   investments                        (20,289)              (178,572)         (1,380,843)
                                    ---------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(14,332)             $(147,389)        $(1,280,657)
                                    =========            ===========       =============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  PUTNAM VT             PUTNAM VT
                                 GROWTH AND               HEALTH
                                 INCOME FUND          SCIENCES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $175,090                $ --
                                -------------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (78,449)                 61
 Net realized gain on
  distributions                     1,265,882               1,140
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (3,217,370)             (3,170)
                                -------------            --------
  Net gain (loss) on
   investments                     (2,029,937)             (1,969)
                                -------------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(1,854,847)            $(1,969)
                                =============            ========

-------------------------------------------------------------------------------

                                                                           PUTNAM VT
                                   PUTNAM VT                             INTERNATIONAL      PUTNAM VT
                                      HIGH             PUTNAM VT          GROWTH AND      INTERNATIONAL
                                   YIELD FUND         INCOME FUND         INCOME FUND      EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $246,319            $188,382             $1,849           $54,442
                                   ----------          ----------          ---------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,079              (2,624)               (97)          (27,453)
 Net realized gain on
  distributions                            --                  --             17,220           361,717
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (482,713)           (393,156)           (50,137)       (1,226,504)
                                   ----------          ----------          ---------       -----------
  Net gain (loss) on
   investments                       (478,634)           (395,780)           (33,014)         (892,240)
                                   ----------          ----------          ---------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(232,315)          $(207,398)          $(31,165)        $(837,798)
                                   ==========          ==========          =========       ===========


                                    PUTNAM VT                            PUTNAM VT
                                INTERNATIONAL NEW       PUTNAM VT          MONEY
                               OPPORTUNITIES FUND    INVESTORS FUND     MARKET FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $408                 $316            $11
                                    --------            ---------          -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (173)                  73             --
 Net realized gain on
  distributions                           --                   --             --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (8,245)             (17,449)            --
                                    --------            ---------          -----
  Net gain (loss) on
   investments                        (8,418)             (17,376)            --
                                    --------            ---------          -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(8,010)            $(17,060)           $11
                                    ========            =========          =====

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT             PUTNAM VT
                                         NEW                   NEW
                                 OPPORTUNITIES FUND        VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $11,838               $4,290
                                    -------------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (14,205)               7,527
 Net realized gain on
  distributions                                --               43,289
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,006,936)            (127,199)
                                    -------------          -----------
  Net gain (loss) on
   investments                         (1,021,141)             (76,383)
                                    -------------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,009,303)            $(72,093)
                                    =============          ===========

-------------------------------------------------------------------------------

                                   PUTNAM VT           PUTNAM VT           PUTNAM VT             PUTNAM VT
                                 OTC & EMERGING        SMALL CAP       THE GEORGE PUTNAM    UTILITIES GROWTH AND
                                  GROWTH FUND          VALUE FUND        FUND OF BOSTON         INCOME FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $1,663              $2,868               $13,293
                                   ----------          ----------          ----------           -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (32,958)            (66,074)                 11                   977
 Net realized gain on
  distributions                            --              29,123               5,206                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                9,050              (4,585)            (20,391)             (160,909)
                                   ----------          ----------          ----------           -----------
  Net gain (loss) on
   investments                        (23,908)            (41,536)            (15,174)             (159,932)
                                   ----------          ----------          ----------           -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(23,908)           $(39,873)           $(12,306)            $(146,639)
                                   ==========          ==========          ==========           ===========

                                                                              PUTNAM VT
                                   PUTNAM VT             PUTNAM VT             CAPITAL
                                   VISTA FUND          VOYAGER FUND       OPPORTUNITIES FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $17,533              $1,093
                                   ----------          -------------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,642)              (120,495)               (215)
 Net realized gain on
  distributions                            --                     --              13,329
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (24,620)            (1,434,531)            (48,183)
                                   ----------          -------------          ----------
  Net gain (loss) on
   investments                        (27,262)            (1,555,026)            (35,069)
                                   ----------          -------------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,262)           $(1,537,493)           $(33,976)
                                   ==========          =============          ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                        VAN KAMPEN LIT
                                     PUTNAM VT            GROWTH AND          VAN KAMPEN LIT
                                      EQUITY                INCOME               COMSTOCK
                                    INCOME FUND           PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (A)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,640               $ --                   $24,191
                                     ---------               ----               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (39,481)                --                    (1,274)
 Net realized gain on
  distributions                         20,708                 --                    59,413
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (64,889)                (1)                 (309,631)
                                     ---------               ----               -----------
  Net gain (loss) on
   investments                         (83,662)                (1)                 (251,492)
                                     ---------               ----               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(75,022)               $(1)                $(227,301)
                                     =========               ====               ===========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL              SMALL/MID-CAP
                                    VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7,311                    $1,418
 Net realized gain (loss) on
  security transactions                     (2,274)                  (53,815)
 Net realized gain on
  distributions                             52,302                    33,394
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                  (435,876)                   10,729
                                      ------------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (378,537)                   (8,274)
                                      ------------               -----------
UNIT TRANSACTIONS:
 Purchases                                  33,032                     2,681
 Net transfers                             131,937                  (272,920)
 Surrenders for benefit
  payments and fees                         (1,856)                       --
 Net loan activity                              --                        --
 Cost of insurance                         (26,332)                   (3,271)
                                      ------------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        136,781                  (273,510)
                                      ------------               -----------
 Net increase (decrease) in
  net assets                              (241,756)                 (281,784)
NET ASSETS:
 Beginning of period                     1,017,841                   355,341
                                      ------------               -----------
 End of period                            $776,085                   $73,557
                                      ============               ===========

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS          AIM V.I.               AIM V.I.             AIM V.I.
                                    INTERNATIONAL               CAPITAL                 CORE            INTERNATIONAL
                                  GROWTH PORTFOLIO         APPRECIATION FUND         EQUITY FUND         GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                     $ --                   $ --                $ --
 Net realized gain (loss) on
  security transactions                      (90)                     (46)                   (48)                (15)
 Net realized gain on
  distributions                            1,866                       --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (35,546)                 (41,133)                (8,066)             (1,835)
                                     -----------              -----------            -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (33,770)                 (41,179)                (8,114)             (1,850)
                                     -----------              -----------            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                 2,937                   12,713                     --                  83
 Net transfers                           114,040                    5,407                111,052              19,188
 Surrenders for benefit
  payments and fees                           --                       77                     --                  --
 Net loan activity                            --                       --                     --                  --
 Cost of insurance                        (2,445)                  (7,754)                (1,531)               (308)
                                     -----------              -----------            -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      114,532                   10,443                109,521              18,963
                                     -----------              -----------            -----------          ----------
 Net increase (decrease) in
  net assets                              80,762                  (30,736)               101,407              17,113
NET ASSETS:
 Beginning of period                      19,456                  151,461                 13,565                  --
                                     -----------              -----------            -----------          ----------
 End of period                          $100,218                 $120,725               $114,972             $17,113
                                     ===========              ===========            ===========          ==========

                                    AIM V.I.             AIM V.I.             AIM V.I.
                                  MID CAP CORE           SMALL CAP             CAPITAL
                                   EQUITY FUND          EQUITY FUND       DEVELOPMENT FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                 $ --                 $ --
 Net realized gain (loss) on
  security transactions                 (2,232)                 (13)                 101
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (37,287)              (9,790)             (32,057)
                                   -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (39,519)              (9,803)             (31,956)
                                   -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                              41,522                1,232                7,742
 Net transfers                         (37,207)              31,435                2,108
 Surrenders for benefit
  payments and fees                         --                   --                   --
 Net loan activity                          --                   --                   --
 Cost of insurance                     (10,760)              (1,102)              (4,327)
                                   -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,445)              31,565                5,523
                                   -----------          -----------          -----------
 Net increase (decrease) in
  net assets                           (45,964)              21,762              (26,433)
NET ASSETS:
 Beginning of period                   488,313               82,919              119,576
                                   -----------          -----------          -----------
 End of period                        $442,349             $104,681              $93,143
                                   ===========          ===========          ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                  AMERICAN FUNDS           GLOBAL
                                      GLOBAL             GROWTH AND
                                     BOND FUND           INCOME FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                 $ --
 Net realized gain (loss) on
  security transactions                   --                   (3)
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (12)                 (50)
                                       -----                -----
 Net increase (decrease) in
  net assets resulting from
  operations                             (12)                 (53)
                                       -----                -----
UNIT TRANSACTIONS:
 Purchases                                --                   --
 Net transfers                           566                  454
 Surrenders for benefit
  payments and fees                       --                   --
 Net loan activity                        --                   --
 Cost of insurance                       (10)                 (28)
                                       -----                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      556                  426
                                       -----                -----
 Net increase (decrease) in
  net assets                             544                  373
NET ASSETS:
 Beginning of period                      --                   --
                                       -----                -----
 End of period                          $544                 $373
                                       =====                =====

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                   AMERICAN FUNDS             BLUE CHIP                                     AMERICAN FUNDS
                                        ASSET                 INCOME AND            AMERICAN FUNDS              GLOBAL
                                   ALLOCATION FUND           GROWTH FUND              BOND FUND              GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $33,514                  $6,599                 $26,023                  $4,501
 Net realized gain (loss) on
  security transactions                    (7,857)                 (1,870)                (18,332)                 (3,629)
 Net realized gain on
  distributions                           305,754                 113,222                   7,475                 207,175
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,651,256)               (474,188)               (161,177)               (879,576)
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,319,845)               (356,237)               (146,011)               (671,529)
                                    -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                404,222                  53,529                  75,651                 126,654
 Net transfers                            441,485                  73,781                (118,324)                 66,894
 Surrenders for benefit
  payments and fees                      (308,114)                 (1,347)               (227,981)                (55,045)
 Net loan activity                             --                      --                      --                  (4,461)
 Cost of insurance                       (224,626)                (45,400)                (62,096)                (71,258)
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       312,967                  80,563                (332,750)                 62,784
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (1,006,878)               (275,674)               (478,761)               (608,745)
NET ASSETS:
 Beginning of period                    8,138,202               1,738,878               2,599,432               2,895,463
                                    -------------            ------------            ------------            ------------
 End of period                         $7,131,324              $1,463,204              $2,120,671              $2,286,718
                                    =============            ============            ============            ============


                                   AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                     GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,271                  $28,773                   $8,689
 Net realized gain (loss) on
  security transactions                   (17,385)                  (2,062)                 (14,687)
 Net realized gain on
  distributions                         1,236,528                  575,467                  742,622
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (4,385,823)              (2,654,725)              (2,506,603)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,156,409)              (2,052,547)              (1,769,979)
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                499,535                  461,003                  219,800
 Net transfers                            395,079                  206,676                  214,176
 Surrenders for benefit
  payments and fees                      (311,209)                (304,262)                 (24,400)
 Net loan activity                         (4,204)                  (4,206)                      --
 Cost of insurance                       (253,304)                (293,780)                (136,363)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       325,897                   65,431                  273,213
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (2,830,512)              (1,987,116)              (1,496,766)
NET ASSETS:
 Beginning of period                   12,692,741               10,016,550                6,296,198
                                    -------------            -------------            -------------
 End of period                         $9,862,229               $8,029,434               $4,799,432
                                    =============            =============            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS         GLOBAL SMALL
                                   NEW WORLD FUND      CAPITALIZATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5,090                   $ --
 Net realized gain (loss) on
  security transactions                   (3,555)               (11,686)
 Net realized gain on
  distributions                          132,961                442,826
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (637,456)            (1,756,541)
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (502,960)            (1,325,401)
                                    ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                99,850                 91,343
 Net transfers                           379,255                 74,723
 Surrenders for benefit
  payments and fees                      (14,073)               (63,269)
 Net loan activity                            --                 (2,495)
 Cost of insurance                       (56,868)               (57,429)
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      408,164                 42,873
                                    ------------          -------------
 Net increase (decrease) in
  net assets                             (94,796)            (1,282,528)
NET ASSETS:
 Beginning of period                   1,623,515              4,063,361
                                    ------------          -------------
 End of period                        $1,528,719             $2,780,833
                                    ============          =============

-------------------------------------------------------------------------------

                                  FIDELITY VIP          FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                  ASSET MANAGER         EQUITY-INCOME            GROWTH             CONTRAFUND
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                   $ --                $ --                  $152
 Net realized gain (loss) on
  security transactions                     99                (12,927)                 --               (12,715)
 Net realized gain on
  distributions                         86,327                  9,806                  --                19,805
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (236,169)            (2,843,948)                (33)             (398,310)
                                   -----------          -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (149,743)            (2,847,069)                (33)             (391,068)
                                   -----------          -------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                  --                330,128                  --                17,796
 Net transfers                              --                 39,412                 566               886,407
 Surrenders for benefit
  payments and fees                          1               (125,187)                 --                    (5)
 Net loan activity                          --                  9,503                  --                    --
 Cost of insurance                     (24,547)              (274,089)                (10)              (28,886)
                                   -----------          -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,546)               (20,233)                556               875,312
                                   -----------          -------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (174,289)            (2,867,302)                523               484,244
NET ASSETS:
 Beginning of period                   951,499             11,758,996                  --               835,301
                                   -----------          -------------          ----------          ------------
 End of period                        $777,210             $8,891,694                $523            $1,319,545
                                   ===========          =============          ==========          ============

                                   FIDELITY VIP          FIDELITY VIP            FRANKLIN
                                     OVERSEAS              MID CAP                INCOME
                                    PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $ --                $1,239               $90,852
 Net realized gain (loss) on
  security transactions                  (7,277)               (6,403)                 (426)
 Net realized gain on
  distributions                         134,462               154,540                38,042
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (483,583)             (367,561)             (499,290)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (356,398)             (218,185)             (370,822)
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                   --                69,215                62,799
 Net transfers                               --              (184,609)              194,865
 Surrenders for benefit
  payments and fees                    (212,515)               (2,462)                   30
 Net loan activity                           --                    --                    --
 Cost of insurance                      (21,596)              (14,340)              (45,977)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (234,111)             (132,196)              211,717
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                           (590,509)             (350,381)             (159,105)
NET ASSETS:
 Beginning of period                  1,387,960             1,098,904             1,809,033
                                   ------------          ------------          ------------
 End of period                         $797,451              $748,523            $1,649,928
                                   ============          ============          ============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       FRANKLIN              FRANKLIN
                                      SMALL CAP              STRATEGIC
                                        VALUE                 INCOME
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,766                 $ --
 Net realized gain (loss) on
  security transactions                    (6,209)                 (17)
 Net realized gain on
  distributions                            95,339                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (206,157)              (2,989)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (103,261)              (3,006)
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 60,788                  430
 Net transfers                            (62,963)              58,809
 Surrenders for benefit
  payments and fees                       (26,063)                  --
 Net loan activity                            385                   --
 Cost of insurance                        (38,168)                (682)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (66,021)              58,557
                                     ------------            ---------
 Net increase (decrease) in
  net assets                             (169,282)              55,551
NET ASSETS:
 Beginning of period                    1,357,661                   --
                                     ------------            ---------
 End of period                         $1,188,379              $55,551
                                     ============            =========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                            TEMPLETON
                                                           DEVELOPING            TEMPLETON            TEMPLETON
                                   MUTUAL SHARES             MARKETS              FOREIGN              GROWTH
                                  SECURITIES FUND        SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $48,226                $ --                 $ --                $1,436
 Net realized gain (loss) on
  security transactions                  (32,928)                 --                   (4)                  (56)
 Net realized gain on
  distributions                           68,594                  --                   --                 5,657
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (496,746)               (207)                (365)              (34,653)
                                    ------------             -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (412,854)               (207)                (369)              (27,616)
                                    ------------             -------              -------             ---------
UNIT TRANSACTIONS:
 Purchases                                67,222                   2                   52                 8,344
 Net transfers                          (253,710)              3,754                3,086                15,416
 Surrenders for benefit
  payments and fees                      (89,663)                 --                   --                    --
 Net loan activity                            --                  --                   --                    --
 Cost of insurance                       (38,061)                 (5)                (138)               (2,298)
                                    ------------             -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (314,212)              3,751                3,000                21,462
                                    ------------             -------              -------             ---------
 Net increase (decrease) in
  net assets                            (727,066)              3,544                2,631                (6,154)
NET ASSETS:
 Beginning of period                   2,257,421                  --                   --                93,192
                                    ------------             -------              -------             ---------
 End of period                        $1,530,355              $3,544               $2,631               $87,038
                                    ============             =======              =======             =========


                                                           TEMPLETON          HARTFORD
                                 MUTUAL DISCOVERY        GLOBAL INCOME        ADVISERS
                                  SECURITIES FUND       SECURITIES FUND       HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $9,424               $17,603             $21,260
 Net realized gain (loss) on
  security transactions                  (5,760)                   (3)            (17,172)
 Net realized gain on
  distributions                          17,655                    --              64,357
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (109,652)              (26,029)         (2,248,591)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (88,333)               (8,429)         (2,180,146)
                                    -----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                               41,879                41,584             388,027
 Net transfers                          183,785               488,714            (463,122)
 Surrenders for benefit
  payments and fees                     (40,170)                   --             (19,066)
 Net loan activity                           --                    --             (14,113)
 Cost of insurance                      (21,316)               (6,752)           (357,348)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     164,178               523,546            (465,622)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets                             75,845               515,117          (2,645,768)
NET ASSETS:
 Beginning of period                    393,913                68,823          12,403,150
                                    -----------            ----------       -------------
 End of period                         $469,758              $583,940          $9,757,382
                                    ===========            ==========       =============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD
                                    TOTAL              CAPITAL
                                 RETURN BOND         APPRECIATION
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $42,695               $2,438
 Net realized gain (loss) on
  security transactions                 9,239             (149,465)
 Net realized gain on
  distributions                            --            3,076,021
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (705,239)         (13,017,622)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (653,305)         (10,088,628)
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            316,579              815,633
 Net transfers                       (592,284)            (452,741)
 Surrenders for benefit
  payments and fees                  (675,117)          (1,882,537)
 Net loan activity                    183,311               88,550
 Cost of insurance                   (301,867)            (793,288)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,069,378)          (2,224,383)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (1,722,683)         (12,313,011)
NET ASSETS:
 Beginning of period               14,262,846           39,421,368
                                -------------       --------------
 End of period                    $12,540,163          $27,108,357
                                =============       ==============

-------------------------------------------------------------------------------

                                 HARTFORD               HARTFORD
                                 DIVIDEND                GLOBAL                HARTFORD              HARTFORD
                                AND GROWTH              ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                 HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(B)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $14,102                  $28                  $ --                  $ --
 Net realized gain (loss) on
  security transactions              (24,821)                 (14)                 (325)                  (21)
 Net realized gain on
  distributions                      259,961                  202                    --                   189
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (2,626,839)              (3,003)               (1,243)               (2,331)
                               -------------            ---------              --------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,377,597)              (2,787)               (1,568)               (2,163)
                               -------------            ---------              --------              --------
UNIT TRANSACTIONS:
 Purchases                           441,875                   --                    --                    --
 Net transfers                       (93,550)                  --                    --                 3,693
 Surrenders for benefit
  payments and fees                 (566,641)                  --                    --                    --
 Net loan activity                    55,093                   --                    --                    --
 Cost of insurance                  (350,939)                (289)                 (981)                 (200)
                               -------------            ---------              --------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (514,162)                (289)                 (981)                3,493
                               -------------            ---------              --------              --------
 Net increase (decrease) in
  net assets                      (2,891,759)              (3,076)               (2,549)                1,330
NET ASSETS:
 Beginning of period              14,679,796               13,497                 7,763                 6,286
                               -------------            ---------              --------              --------
 End of period                   $11,788,037              $10,421                $5,214                $7,616
                               =============            =========              ========              ========

                                     HARTFORD               HARTFORD
                                    DISCIPLINED              GROWTH               HARTFORD
                                      EQUITY              OPPORTUNITIES          HIGH YIELD
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $787                    $72                $ --
 Net realized gain (loss) on
  security transactions                  (1,152)               (30,861)                 --
 Net realized gain on
  distributions                          78,804                 34,827                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (275,704)              (247,499)                (92)
                                    -----------            -----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                           (197,265)              (243,461)                (92)
                                    -----------            -----------             -------
UNIT TRANSACTIONS:
 Purchases                               10,802                 31,994                  --
 Net transfers                           41,002                 77,634               1,578
 Surrenders for benefit
  payments and fees                          --                     --                  --
 Net loan activity                           --                (17,458)                 --
 Cost of insurance                      (32,006)               (31,388)                (13)
                                    -----------            -----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,798                 60,782               1,565
                                    -----------            -----------             -------
 Net increase (decrease) in
  net assets                           (177,467)              (182,679)              1,473
NET ASSETS:
 Beginning of period                    942,106                795,608                  --
                                    -----------            -----------             -------
 End of period                         $764,639               $612,929              $1,473
                                    ===========            ===========             =======

(a)  From inception May 1, 2008 to September 30, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                        HARTFORD
                                  HARTFORD            INTERNATIONAL
                                    INDEX             SMALL COMPANY
                                  HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $10,858                 $711
 Net realized gain (loss) on
  security transactions              (122,879)              (6,913)
 Net realized gain on
  distributions                       175,281               12,889
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (2,782,747)            (169,595)
                                -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (2,719,487)            (162,908)
                                -------------          -----------
UNIT TRANSACTIONS:
 Purchases                            518,098                8,004
 Net transfers                     (1,057,277)              52,443
 Surrenders for benefit
  payments and fees                  (501,995)             (46,212)
 Net loan activity                     (1,794)               1,949
 Cost of insurance                   (341,929)             (10,812)
                                -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,384,897)               5,372
                                -------------          -----------
 Net increase (decrease) in
  net assets                       (4,104,384)            (157,536)
NET ASSETS:
 Beginning of period               14,886,760              491,713
                                -------------          -----------
 End of period                    $10,782,376             $334,177
                                =============          ===========

-------------------------------------------------------------------------------

                                     HARTFORD
                                   INTERNATIONAL        HARTFORD               HARTFORD              HARTFORD
                                   OPPORTUNITIES         MIDCAP              MIDCAP VALUE          MONEY MARKET
                                     HLS FUND           HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,962             $2,622                  $ --               $175,461
 Net realized gain (loss) on
  security transactions                  (35,114)           (49,063)               (1,755)                    --
 Net realized gain on
  distributions                          318,173            218,620               235,541                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (3,091,926)          (994,956)             (554,101)                    --
                                   -------------      -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (2,804,905)          (822,777)             (320,315)               175,461
                                   -------------      -------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                               163,269            138,475                61,826              2,463,442
 Net transfers                          (333,699)          (155,292)               (5,548)               761,427
 Surrenders for benefit
  payments and fees                     (119,898)          (457,498)              (51,602)              (926,326)
 Net loan activity                        27,835             (4,512)                1,299               (874,434)
 Cost of insurance                      (157,984)          (162,369)              (25,343)              (356,960)
                                   -------------      -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (420,477)          (641,196)              (19,368)             1,067,149
                                   -------------      -------------          ------------          -------------
 Net increase (decrease) in
  net assets                          (3,225,382)        (1,463,973)             (339,683)             1,242,610
NET ASSETS:
 Beginning of period                   9,574,200          5,641,744             1,320,491              8,977,926
                                   -------------      -------------          ------------          -------------
 End of period                        $6,348,818         $4,177,771              $980,808            $10,220,536
                                   =============      =============          ============          =============


                                     HARTFORD              HARTFORD         HARTFORD
                                   SMALL COMPANY       SMALLCAP GROWTH        STOCK
                                     HLS FUND              HLS FUND         HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                $ --            $23,531
 Net realized gain (loss) on
  security transactions                  (34,505)                 --            (81,978)
 Net realized gain on
  distributions                           15,342                  --             82,482
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (1,020,037)                  1         (4,145,129)
                                   -------------          ----------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,039,200)                  1         (4,121,094)
                                   -------------          ----------      -------------
UNIT TRANSACTIONS:
 Purchases                               129,898                  --            494,107
 Net transfers                          (375,835)                 37           (532,339)
 Surrenders for benefit
  payments and fees                     (125,314)                 --           (649,060)
 Net loan activity                        54,093                  --            (13,638)
 Cost of insurance                      (114,974)                 --           (348,880)
                                   -------------          ----------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (432,132)                 37         (1,049,810)
                                   -------------          ----------      -------------
 Net increase (decrease) in
  net assets                          (1,471,332)                 38         (5,170,904)
NET ASSETS:
 Beginning of period                   5,542,940                  --         17,339,408
                                   -------------          ----------      -------------
 End of period                        $4,071,608                 $38        $12,168,504
                                   =============          ==========      =============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       HARTFORD               HARTFORD
                                   U.S. GOVERNMENT              VALUE
                                      SECURITIES            OPPORTUNITIES
                                       HLS FUND               HLS FUND
                                  SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $55,855                 $1,242
 Net realized gain (loss) on
  security transactions                  (177,873)                (2,532)
 Net realized gain on
  distributions                                --                  4,230
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                   86,481               (198,746)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (35,537)              (195,806)
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 44,509                 28,549
 Net transfers                             75,087                 38,884
 Surrenders for benefit
  payments and fees                       (92,001)                   931
 Net loan activity                             --                     --
 Cost of insurance                        (23,942)               (14,806)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         3,653                 53,558
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              (31,884)              (142,248)
NET ASSETS:
 Beginning of period                    1,314,556                685,234
                                     ------------            -----------
 End of period                         $1,282,672               $542,986
                                     ============            ===========

(a)  From inception May 1, 2008 to September 30, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

-------------------------------------------------------------------------------

                                LORD ABBETT            LORD ABBETT             LORD ABBETT
                              AMERICA'S VALUE         BOND-DEBENTURE            GROWTH &             MFS INVESTORS
                                 PORTFOLIO              PORTFOLIO              INCOME FUND            TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT          SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $ --                   $ --                    $ --                   $ --
 Net realized gain (loss)
  on security transactions              216                     (5)                   (506)                    (8)
 Net realized gain on
  distributions                          --                     --                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (10,398)                (1,170)                (27,306)                (2,140)
                                 ----------             ----------             -----------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                   (10,182)                (1,175)                (27,812)                (2,148)
                                 ----------             ----------             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                              675                    277                   6,387                     --
 Net transfers                       35,325                 21,240                  56,366                 29,227
 Surrenders for benefit
  payments and fees                      --                     --                      --                     --
 Net loan activity                       --                     --                      --                     --
 Cost of insurance                   (1,213)                  (167)                 (3,593)                  (431)
                                 ----------             ----------             -----------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             34,787                 21,350                  59,160                 28,796
                                 ----------             ----------             -----------             ----------
 Net increase (decrease)
  in net assets                      24,605                 20,175                  31,348                 26,648
NET ASSETS:
 Beginning of period                 50,190                     --                  89,418                     --
                                 ----------             ----------             -----------             ----------
 End of period                      $74,795                $20,175                $120,766                $26,648
                                 ==========             ==========             ===========             ==========


                                  MFS NEW                MFS TOTAL               MFS VALUE
                              DISCOVERY SERIES         RETURN SERIES               SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $ --                  $57,310                   $ --
 Net realized gain (loss)
  on security transactions              304                   (2,819)                     1
 Net realized gain on
  distributions                      10,445                  113,514                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (22,185)                (391,940)                (1,117)
                                 ----------            -------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                   (11,436)                (223,935)                (1,116)
                                 ----------            -------------             ----------
UNIT TRANSACTIONS:
 Purchases                            3,352                  249,981                    178
 Net transfers                      (13,816)                 (93,877)                22,774
 Surrenders for benefit
  payments and fees                      --                  (84,060)                    --
 Net loan activity                       --                       --                     --
 Cost of insurance                   (2,147)                 (57,585)                  (348)
                                 ----------            -------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (12,611)                  14,459                 22,604
                                 ----------            -------------             ----------
 Net increase (decrease)
  in net assets                     (24,047)                (209,476)                21,488
NET ASSETS:
 Beginning of period                 74,938                1,878,357                     --
                                 ----------            -------------             ----------
 End of period                      $50,891               $1,668,881                $21,488
                                 ==========            =============             ==========

(a)  From inception May 1, 2008 to September 30, 2008.

(d) Funded as of July 29, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   VAN KAMPEN --        VAN KAMPEN --
                                    UIF MID CAP            UIF U.S.
                                      GROWTH            MID CAP VALUE
                                     PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2                   $678
 Net realized gain (loss) on
  security transactions                    --                 (2,671)
 Net realized gain on
  distributions                            69                 28,444
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (482)               (49,634)
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (411)               (23,183)
                                      -------             ----------
UNIT TRANSACTIONS:
 Purchases                                 33                  7,669
 Net transfers                          7,120                (34,798)
 Surrenders for benefit
  payments and fees                        --                     --
 Net loan activity                         --                     --
 Cost of insurance                       (111)                (4,711)
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,042                (31,840)
                                      -------             ----------
 Net increase (decrease) in
  net assets                            6,631                (55,023)
NET ASSETS:
 Beginning of period                       --                182,106
                                      -------             ----------
 End of period                         $6,631               $127,083
                                      =======             ==========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                                                              OPPENHEIMER
                                  OPPENHEIMER          OPPENHEIMER         OPPENHEIMER        MAIN STREET
                                    CAPITAL         GLOBAL SECURITIES      MAIN STREET         SMALL CAP
                               APPRECIATION FUND         FUND/VA             FUND/VA            FUND/VA
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --               $5,690               $107               $ --
 Net realized gain (loss) on
  security transactions                  870                 (456)               (16)                 1
 Net realized gain on
  distributions                           --               30,510                564                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (32,197)            (169,394)            (3,330)              (607)
                                    --------            ---------            -------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                         (31,327)            (133,650)            (2,675)              (606)
                                    --------            ---------            -------            -------
UNIT TRANSACTIONS:
 Purchases                            10,226               16,687                 --                 75
 Net transfers                          (421)              21,951              4,412             10,333
 Surrenders for benefit
  payments and fees                       --                   --                 --                 --
 Net loan activity                        --                   --                 --                 --
 Cost of insurance                    (6,052)              (9,204)              (313)              (148)
                                    --------            ---------            -------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,753               29,434              4,099             10,260
                                    --------            ---------            -------            -------
 Net increase (decrease) in
  net assets                         (27,574)            (104,216)             1,424              9,654
NET ASSETS:
 Beginning of period                 128,603              544,202             10,414                 --
                                    --------            ---------            -------            -------
 End of period                      $101,029             $439,986            $11,838             $9,654
                                    ========            =========            =======            =======


                                   PUTNAM VT            PUTNAM VT        PUTNAM VT
                                  DIVERSIFIED         GLOBAL ASSET        GLOBAL
                                  INCOME FUND        ALLOCATION FUND    EQUITY FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $5,957              $31,183          $100,186
 Net realized gain (loss) on
  security transactions                  (16)              (1,302)          (39,227)
 Net realized gain on
  distributions                           --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (20,273)            (177,270)       (1,341,616)
                                    --------            ---------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (14,332)            (147,389)       (1,280,657)
                                    --------            ---------       -----------
UNIT TRANSACTIONS:
 Purchases                               119                   --           169,672
 Net transfers                        27,017               (3,228)         (124,358)
 Surrenders for benefit
  payments and fees                       --                   --          (126,712)
 Net loan activity                        --                   --           (23,054)
 Cost of insurance                    (3,616)             (21,593)         (106,091)
                                    --------            ---------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   23,520              (24,821)         (210,543)
                                    --------            ---------       -----------
 Net increase (decrease) in
  net assets                           9,188             (172,210)       (1,491,200)
NET ASSETS:
 Beginning of period                 107,920              888,827         4,704,804
                                    --------            ---------       -----------
 End of period                      $117,108             $716,617        $3,213,604
                                    ========            =========       ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  PUTNAM VT              PUTNAM VT
                                 GROWTH AND                HEALTH
                                 INCOME FUND           SCIENCES FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $175,090                  $ --
 Net realized gain (loss) on
  security transactions               (78,449)                   61
 Net realized gain on
  distributions                     1,265,882                 1,140
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (3,217,370)               (3,170)
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,854,847)               (1,969)
                                -------------            ----------
UNIT TRANSACTIONS:
 Purchases                            321,764                    --
 Net transfers                       (636,044)                   --
 Surrenders for benefit
  payments and fees                  (271,714)                   --
 Net loan activity                     (3,124)                   --
 Cost of insurance                   (209,277)               (4,354)
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (798,395)               (4,354)
                                -------------            ----------
 Net increase (decrease) in
  net assets                       (2,653,242)               (6,323)
NET ASSETS:
 Beginning of period                9,010,397               137,509
                                -------------            ----------
 End of period                     $6,357,155              $131,186
                                =============            ==========

-------------------------------------------------------------------------------

                                                                                    PUTNAM VT
                                     PUTNAM VT                                    INTERNATIONAL        PUTNAM VT
                                        HIGH                 PUTNAM VT              GROWTH AND       INTERNATIONAL
                                     YIELD FUND             INCOME FUND            INCOME FUND        EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $246,319                $188,382                $1,849             $54,442
 Net realized gain (loss) on
  security transactions                    4,079                  (2,624)                  (97)            (27,453)
 Net realized gain on
  distributions                               --                      --                17,220             361,717
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (482,713)               (393,156)              (50,137)         (1,226,504)
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (232,315)               (207,398)              (31,165)           (837,798)
                                    ------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                96,908                  55,363                    --              83,416
 Net transfers                           (84,157)                 55,367                    --             (27,414)
 Surrenders for benefit
  payments and fees                     (157,427)                (98,875)                   --            (183,608)
 Net loan activity                            --                  (1,323)                   --              54,563
 Cost of insurance                       (62,697)                (71,449)               (2,130)            (65,646)
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (207,373)                (60,917)               (2,130)           (138,689)
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                            (439,688)               (268,315)              (33,295)           (976,487)
NET ASSETS:
 Beginning of period                   2,874,318               2,794,611               107,235           2,827,840
                                    ------------            ------------            ----------       -------------
 End of period                        $2,434,630              $2,526,296               $73,940          $1,851,353
                                    ============            ============            ==========       =============


                                      PUTNAM VT                                 PUTNAM VT
                                  INTERNATIONAL NEW          PUTNAM VT            MONEY
                                 OPPORTUNITIES FUND       INVESTORS FUND       MARKET FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $408                   $316              $11
 Net realized gain (loss) on
  security transactions                    (173)                    73               --
 Net realized gain on
  distributions                              --                     --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (8,245)               (17,449)              --
                                      ---------              ---------            -----
 Net increase (decrease) in
  net assets resulting from
  operations                             (8,010)               (17,060)              11
                                      ---------              ---------            -----
UNIT TRANSACTIONS:
 Purchases                                   --                     --               --
 Net transfers                               --                     --               --
 Surrenders for benefit
  payments and fees                          --                     --               --
 Net loan activity                           --                     --               --
 Cost of insurance                         (994)                (2,396)             (52)
                                      ---------              ---------            -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (994)                (2,396)             (52)
                                      ---------              ---------            -----
 Net increase (decrease) in
  net assets                             (9,004)               (19,456)             (41)
NET ASSETS:
 Beginning of period                     27,617                 75,796              542
                                      ---------              ---------            -----
 End of period                          $18,613                $56,340             $501
                                      =========              =========            =====

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT             PUTNAM VT
                                         NEW                   NEW
                                 OPPORTUNITIES FUND        VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,838               $4,290
 Net realized gain (loss) on
  security transactions                   (14,205)               7,527
 Net realized gain on
  distributions                                --               43,289
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,006,936)            (127,199)
                                    -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,009,303)             (72,093)
                                    -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                180,858                   --
 Net transfers                            (55,934)              (1,565)
 Surrenders for benefit
  payments and fees                      (203,868)             (41,771)
 Net loan activity                        (19,750)                  --
 Cost of insurance                       (131,387)              (3,541)
                                    -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (230,081)             (46,877)
                                    -------------          -----------
 Net increase (decrease) in
  net assets                           (1,239,384)            (118,970)
NET ASSETS:
 Beginning of period                    4,906,486              295,761
                                    -------------          -----------
 End of period                         $3,667,102             $176,791
                                    =============          ===========

-------------------------------------------------------------------------------

                                   PUTNAM VT            PUTNAM VT           PUTNAM VT            PUTNAM VT
                                 OTC & EMERGING         SMALL CAP       THE GEORGE PUTNAM   UTILITIES GROWTH AND
                                  GROWTH FUND          VALUE FUND        FUND OF BOSTON         INCOME FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --               $1,663             $2,868               $13,293
 Net realized gain (loss) on
  security transactions               (32,958)             (66,074)                11                   977
 Net realized gain on
  distributions                            --               29,123              5,206                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                9,050               (4,585)           (20,391)             (160,909)
                                   ----------          -----------          ---------           -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (23,908)             (39,873)           (12,306)             (146,639)
                                   ----------          -----------          ---------           -----------
UNIT TRANSACTIONS:
 Purchases                                 --               10,227                 --                    --
 Net transfers                        (16,335)              38,613                 --                    --
 Surrenders for benefit
  payments and fees                        --             (310,644)                --                    --
 Net loan activity                         --                   --                 --                    --
 Cost of insurance                     (3,072)              (2,998)            (2,744)              (16,661)
                                   ----------          -----------          ---------           -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (19,407)            (264,802)            (2,744)              (16,661)
                                   ----------          -----------          ---------           -----------
 Net increase (decrease) in
  net assets                          (43,315)            (304,675)           (15,050)             (163,300)
NET ASSETS:
 Beginning of period                  104,649              427,609             70,066               645,771
                                   ----------          -----------          ---------           -----------
 End of period                        $61,334             $122,934            $55,016              $482,471
                                   ==========          ===========          =========           ===========

                                                                              PUTNAM VT
                                   PUTNAM VT             PUTNAM VT             CAPITAL
                                   VISTA FUND          VOYAGER FUND       OPPORTUNITIES FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --                $17,533              $1,093
 Net realized gain (loss) on
  security transactions                (2,642)              (120,495)               (215)
 Net realized gain on
  distributions                            --                     --              13,329
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (24,620)            (1,434,531)            (48,183)
                                   ----------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (27,262)            (1,537,493)            (33,976)
                                   ----------          -------------          ----------
UNIT TRANSACTIONS:
 Purchases                                 --                234,655               7,853
 Net transfers                           (460)               (59,279)             24,067
 Surrenders for benefit
  payments and fees                        --               (240,945)                (93)
 Net loan activity                         --                (28,184)                289
 Cost of insurance                     (2,438)              (173,178)             (5,844)
                                   ----------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,898)              (266,931)             26,272
                                   ----------          -------------          ----------
 Net increase (decrease) in
  net assets                          (30,160)            (1,804,424)             (7,704)
NET ASSETS:
 Beginning of period                  108,487              7,537,231             242,120
                                   ----------          -------------          ----------
 End of period                        $78,327             $5,732,807            $234,416
                                   ==========          =============          ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                        VAN KAMPEN LIT
                                     PUTNAM VT            GROWTH AND         VAN KAMPEN LIT
                                       EQUITY               INCOME              COMSTOCK
                                    INCOME FUND           PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,640              $ --                  $24,191
 Net realized gain (loss) on
  security transactions                 (39,481)               --                   (1,274)
 Net realized gain on
  distributions                          20,708                --                   59,413
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (64,889)               (1)                (309,631)
                                     ----------              ----              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (75,022)               (1)                (227,301)
                                     ----------              ----              -----------
UNIT TRANSACTIONS:
 Purchases                               16,241                54                   20,509
 Net transfers                         (131,701)               13                  134,846
 Surrenders for benefit
  payments and fees                     (53,809)               --                       54
 Net loan activity                           --                --                       --
 Cost of insurance                       (9,808)              (26)                 (21,684)
                                     ----------              ----              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (179,077)               41                  133,725
                                     ----------              ----              -----------
 Net increase (decrease) in
  net assets                           (254,099)               40                  (93,576)
NET ASSETS:
 Beginning of period                    520,701                --                1,266,964
                                     ----------              ----              -----------
 End of period                         $266,602               $40               $1,173,388
                                     ==========              ====              ===========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(2)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(f)    Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(4)
(g)    Form of Reinsurance Contract.(5)
(h)    Form of Participation Agreement.(6)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(7)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-89990, on February 20, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to Initial Filing of the Registration Statement on Form S-6, File No. 333-88261, on October 1, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diana Benken               Chief Financial Officer, Controller/FINOP
Stephen T. Joyce           Senior Vice President/IIP Business Line Principal, Director
Brian Murphy               Chief Executive Officer, President/ILD Business Line Principal, Director
William D. Wilcox          AML Compliance Officer, Chief Compliance Officer
Neil S. Chaffee            Vice President/HLPP
James Davey                Executive Vice President, Director
Mark Sides                 Chief Legal Officer, Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of February, 2009.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:       John C. Walters*                               *By:      /s/ Jerry K. Scheinfeldt
          ---------------------------------------------            ---------------------------------------------
          John C. Walters,                                         Jerry K. Scheinfeldt
          President, Chief Executive Officer, Chairman             Attorney-In-Fact
          of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:       John C. Walters*
          ---------------------------------------------
          John C. Walters,
          President, Chief Executive Officer, Chairman
          of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President & Chief Accounting
 Officer*
John C. Walters, Chief Executive Officer, Chairman of the Board,
 and President, Director*                                          *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President                               Jerry K. Scheinfeldt
 & Chief Investment Officer, Director*                                    Attorney-in-Fact
                                                                   Date:  February 12, 2009

333-88261

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.